                          MARTIN CURRIE BUSINESS TRUST
                             OPPORTUNISTIC EAFE FUND




                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2000
                                   (Unaudited)

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 2000 (Unaudited)


OBJECTIVE                    Long-term capital appreciation through active management of a diversified portfolio of international equities outside the USA and Canada.

LAUNCH DATE                  July 1, 1994

FUND SIZE                    $230.8m

PERFORMANCE                  Total return from May 1, 2000 through October 31, 2000
SINCE LAUNCH
                             -     MCBT - Opportunistic EAFE (excluding all transaction fees)                         -10.7%
                             -     MCBT - Opportunistic EAFE (including all transaction fees)                         -11.4%
                             -     The Morgan Stanley Capital International EAFE Index                                 -8.9%

                             Annualized total return from July 1, 1994 through October 31, 2000

                             -     MCBT - Opportunistic EAFE (excluding all transaction fees)                          +8.9%
                             -     MCBT - Opportunistic EAFE (including all transaction fees)                          +8.8%
                             -     The Morgan Stanley Capital International EAFE Index                                 +9.0%


                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 2000 (Unaudited)


PORTFOLIO                    Over the six months ended October 31, 2000, the MSCI EAFE index fell by 8.9%. By comparison our
COMMENTS                     fund fell by 10.7%.

                             The major trends in our asset allocation have been a switch from Japan and emerging markets into
                             Europe. Recently we have rebuilt our Japanese weighting, with funds taken from Asia. Among emerging markets, Latin America has been our preferred area. But on the prospect of a default in Argentina, we have rebalanced our position to favour Asia.

                             At a sector level, we now favour a more balanced spread of exposure. From our position in 1999 where the focus was heavily in the technology, media and telecommunication sectors, we have switched our emphasis to highlight financial, healthcare and energy stocks. This reflected our concern that the summer would be volatile, and that the valuations of the technology sector were untenable.

                             In anticipation of a recovery in the fourth quarter, we have added several technology stocks to the portfolio recently. But market volatility has continued beyond our expectations, and this move has not yet been successful.


                             OUTLOOK
                             The uncertain political environment in the US, the tense situation in the Middle East and slowing global economic growth, leave markets unstable. Slowing earnings have taken a heavy toll on all sectors. Few areas offer protection. The monetary outlook is for some easing in the restrictive policies of 2000. We expect to see a change before the end of the first quarter of 2001. This should provide a floor to markets and generate a rally led by growth stocks.

                             Against this background, we will retain our current asset and sector exposure. We have identified reasonable earnings momentum in stocks that were devalued during the indiscriminate fall in markets in the summer and early autumn.


INVESTMENT                   James Fairweather spent three years with Montague Loebl Stanley & Co as an institutional
MANAGER PROFILE              sales and economics assistant. He moved into eurobond sales for 18 months with Kleinwort Benson before joining Martin Currie in 1984. James has worked in the Far East, North American and continental European investment teams. He was appointed deputy chief investment officer in 1994 and chief investment officer in 1997. James is responsible for managing the investment team, developing strategy and overall investment performance. He chairs the international strategy group and is a main board director.


                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 2000 (Unaudited)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     ASSET ALLOCATION
    (% of net assets)
/ / Europe - 58%
/ / Japan  - 30%
/ / Pacific Basin - 4%
/ / Latin America - 4%
/ / ST Investment - 2%
/ / Other Areas - 1%
/ / Other Net Assets - 1%



TOP TEN HOLDINGS
BY REGION/COUNTRY

                                                                                              % OF NET ASSETS
                            EUROPE

                            Vodafone Group                     (United Kingdom)                      4.8
                            VNU                                (Netherlands)                         2.5
                            Ericsson, Class B                  (Sweden)                              2.5
                            Total Fina Elf                     (France)                              2.4
                            Glaxo Wellcome                     (United Kingdom)                      2.3

                            Vivendi                            (France)                              2.1
                            Aventis                            (France)                              2.0
                            AXA                                (France)                              2.0
                            Telefonica                         (Spain)                               1.9
                            Allianz                            (Germany)                             1.9


                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 2000 (Unaudited)

                                                                                            SHARES            VALUE
COMMON AND PREFERRED STOCKS - 97.4%
AFRICA - 0.5%
     SOUTH AFRICA - 0.5%
       ANGLO AMERICAN PLATINUM                                                              12,700      $         495,457
       BARLOWORLD #                                                                         85,000                444,014
       SOFTLINE*                                                                           490,000                203,473
                                                                                                        -----------------
         TOTAL SOUTH AFRICA - (Cost $1,854,559)                                                                 1,142,944
                                                                                                        -----------------

TOTAL AFRICA - (Cost  $1,854,559)                                                                               1,142,944
                                                                                                        -----------------
EUROPE - 58.2%
     FINLAND - 2.1%
       NOKIA                                                                               104,770              4,311,142
       TIETOENATOR                                                                          24,408                469,141
                                                                                                        -----------------
         TOTAL FINLAND - (Cost $2,819,942)                                                                      4,780,283
                                                                                                        -----------------
     FRANCE - 14.6%
       ALCATEL                                                                              58,369              3,561,348
       AVENTIS                                                                              64,288              4,637,160
       AXA                                                                                  34,796              4,606,352
       CAP GEMINI                                                                            7,605              1,213,278
       CARREFOUR                                                                            33,275              2,233,561
       SODEXHO ALLIANCE                                                                      8,840              1,384,050
       SUEZ LYONNAISE DES EAUX                                                              27,591              4,209,789
       TOTAL FINA ELF                                                                       38,509              5,509,637
       VIVENDI                                                                              65,903              4,736,874
       VIVENDI ENVIRONNEMENT*                                                               40,673              1,518,665
                                                                                                        -----------------
         TOTAL FRANCE - (Cost $29,492,056)                                                                     33,610,714
                                                                                                        -----------------
     GERMANY - 1.9%
       ALLIANZ                                                                              12,836              4,352,152
                                                                                                        -----------------
         TOTAL GERMANY - (Cost $4,650,747)                                                                      4,352,152
                                                                                                        -----------------
     GREECE - 0.3%
       NATIONAL BANK OF GREECE                                                              19,000                722,186
                                                                                                        -----------------
         TOTAL GREECE - (Cost $730,862)                                                                           722,186
                                                                                                        -----------------
     IRELAND - 0.9%
       ELAN, ADR*                                                                           42,600              2,212,538
                                                                                                        -----------------
         TOTAL IRELAND - (Cost $2,226,598)                                                                      2,212,538
                                                                                                        -----------------
     ITALY - 3.6%
       ALLEANZA ASSICURAZIONI                                                              123,949              1,644,013
       AUTOSTRADE #                                                                        218,815              1,271,952
       SAN PAOLO IMI                                                                       126,509              2,050,492
       TELECOM ITALIA MOBILE                                                               172,931              1,470,428
       TELECOM ITALIA                                                                      161,766              1,873,800
                                                                                                        -----------------
         TOTAL ITALY - (Cost $7,326,610)                                                                        8,310,685
                                                                                                        -----------------

See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 2000 (Unaudited)

                                                                                           Shares                Value
                                                                                           ------                -----
     NETHERLANDS - 4.8%
       ELSEVIER                                                                            161,881      $       2,067,453
       ING GROEP                                                                            25,055              1,720,495
       KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS                                              33,979              1,335,330
       VNU                                                                                 124,672              5,871,717
                                                                                                        -----------------
         TOTAL NETHERLANDS - (Cost $9,632,654)                                                                 10,994,995
                                                                                                        -----------------
     POLAND - 0.3%
       POLSKI KONCERN NAFTOWY ORLEN, GDR, 144A                                             100,000                775,000
                                                                                                        -----------------
         TOTAL POLAND - (Cost $932,000)                                                                           775,000
                                                                                                        -----------------
     SPAIN - 4.9%
       AMADEUS GLOBAL TRAVEL DISTRIBUTION, SERIES A*                                       159,041              1,299,687
       BANCO BILBAO VIZCAYA ARGENTARIA                                                     203,489              2,711,089
       BANCO SANTANDER CENTRAL HISPANO                                                     291,781              2,827,654
       TELEFONICA*                                                                         232,951              4,441,921
                                                                                                        -----------------
         TOTAL SPAIN - (Cost $11,407,736)                                                                      11,280,351
                                                                                                        -----------------
     SWEDEN - 3.2%
       FORENINGSSPARBANKEN, SERIES A                                                       119,000              1,708,966
       ERICSSON, CLASS B                                                                   433,000              5,763,338
                                                                                                        -----------------
         TOTAL SWEDEN - (Cost $6,418,729)                                                                       7,472,304
                                                                                                        -----------------
     SWITZERLAND - 1.2%
       UBS                                                                                  20,200              2,798,064
                                                                                                        -----------------
         TOTAL SWITZERLAND - (Cost $2,783,590)                                                                  2,798,064
                                                                                                        -----------------
     UNITED KINGDOM - 20.4%
       3I GROUP                                                                            168,000              3,814,836
       BP AMOCO                                                                            163,000              1,382,370
       CABLE & WIRELESS                                                                    130,050              1,839,785
       ENERGIS*                                                                            200,000              1,710,669
       GLAXO WELLCOME                                                                      183,080              5,270,293
       HSBC HOLDINGS                                                                       255,000              3,633,322
       KINGFISHER                                                                           70,000                418,454
       MARCONI                                                                             191,050              2,411,673
       PRUDENTIAL                                                                          200,000              2,690,060
       SAGE GROUP                                                                          366,000              2,671,169
       SEMA GROUP                                                                          169,000              2,133,331
       SHELL TRANSPORT & TRADING                                                           311,180              2,503,603
       SMITHKLINE BEECHAM                                                                  231,000              2,983,007
       SMITHS INDUSTRIES                                                                   117,343              1,256,509
       VODAFONE GROUP                                                                    2,635,332             10,964,554
       WPP GROUP                                                                           105,000              1,409,234
                                                                                                        -----------------
         TOTAL UNITED KINGDOM - (Cost $42,797,596)                                                             47,092,869
                                                                                                        -----------------

TOTAL EUROPE - (Cost  $121,219,120)                                                                           134,402,141
                                                                                                        -----------------

See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 2000 (Unaudited)

                                                                                           Shares                 Value
                                                                                           ------                 -----
    JAPAN - 29.9%
       ASAHI CHEMICAL                                                                      346,000      $       2,143,573
       BENESSE                                                                              16,200                890,803
       BRIDGESTONE                                                                          90,000                892,453
       CANON                                                                                89,000              3,531,779
       DAIWA HOUSE INDUSTRY                                                                162,000              1,017,000
       FAMILYMART                                                                           33,000                874,032
       FUJI PHOTO FILM                                                                      35,000              1,299,088
       FUJITSU                                                                             111,000              1,977,583
       HITACHI                                                                             261,000              2,798,607
       HONDA MOTOR                                                                          55,000              1,900,289
       ITO - YOKADO                                                                         44,000              1,987,994
       KAO                                                                                  91,000              2,727,123
       KYOCERA                                                                               7,900              1,028,090
       MABUCHI MOTOR                                                                        15,400              1,645,640
       MARUI                                                                                92,000              1,357,467
       MATSUSHITA COMMUNICATION INDUSTRIAL                                                  15,300              2,005,132
       MITSUBISHI HEAVY INDUSTRIES                                                         340,000              1,321,175
       MITSUI MARINE AND FIRE INSURANCE                                                    128,000                649,883
       MKC-STAT                                                                             64,000              1,055,767
       NAMCO                                                                                47,000              1,214,682
       NOMURA SECURITIES                                                                    95,000              2,015,534
       NTT                                                                                     248              2,256,922
       NTT MOBILE COMMUNICATIONS                                                               162              3,993,768
       ROHM                                                                                 12,900              3,252,339
       SANWA INTERNATIONAL FINANCE, PREFERRED                                          156,000,000              1,665,582
       SECOM                                                                                42,000              2,994,639
       SHIN - ETSU CHEMICAL                                                                 62,250              2,555,836
       SONY                                                                                 31,700              2,533,327
       SUMITOMO BAKELITE                                                                   185,000              2,070,155
       SUMITOMO ELECTRIC INDUSTRIES                                                        180,000              3,324,016
       TAISHO PHARMACEUTICAL                                                                62,000              1,784,173
       TAKEFUJI                                                                             19,500              1,930,074
       TOPPAN PRINTING                                                                     230,000              2,031,985
       TREND MICRO                                                                          10,000                943,958
       YAMANOUCHI PHARMACEUTICAL                                                            72,000              3,259,680
                                                                                                        -----------------
         TOTAL JAPAN - (Cost  $59,465,026)                                                                     68,930,148
                                                                                                        -----------------

    LATIN AMERICA - 4.2%
       BRAZIL - 1.7%
         EMBRAER, PREFERRED, ADR                                                            44,000              1,273,250
         EMBRATEL PARTICIPACOES, PREFERRED                                                  52,000                841,750
         PETROLEO BRASILEIRO, ADR*                                                          30,000                871,875
         PETROLEO BRASILIEIRO, ADR                                                          37,000                971,250
                                                                                                        -----------------
         TOTAL BRAZIL - (Cost $3,687,035)                                                                       3,958,125
                                                                                                        -----------------

See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 2000 (Unaudited)

                                                                                           Shares                 Value
                                                                                           ------                 -----
    MEXICO - 2.5%
       GRUPO FINANCIERO BANAMEX, CLASS B*                                                  510,000      $         792,533
       GRUPO TELEVISA, GDR*                                                                 26,500              1,434,313
       TELEFONOS DE MEXICO, ADR                                                             37,500              2,022,656
       WAL-MART DE MEXICO*                                                                 653,000              1,570,614
                                                                                                        -----------------
         TOTAL MEXICO - (Cost $5,228,798)                                                                       5,820,116
                                                                                                        -----------------

TOTAL LATIN AMERICA - (Cost  $8,915,833)                                                                        9,778,241
                                                                                                        -----------------
OTHER AREAS - 0.6%
    INVESTMENT COMPANIES - 0.6%
       INDIAN OPPORTUNITIES FUND* (A)                                                            1                     11
       NEAR EAST OPPORTUNITIES FUND (B)                                                     82,000              1,287,400
                                                                                                        -----------------
         TOTAL INVESTMENT COMPANIES - (Cost $1,392,107)                                                         1,287,411
                                                                                                        -----------------

TOTAL OTHER AREAS - (Cost  $1,392,107)                                                                          1,287,411
                                                                                                        -----------------
PACIFIC BASIN - 4.0%
     AUSTRALIA - 1.0%
       AMP                                                                                  70,000                630,988
       BRAMBLES INDUSTRIES                                                                  18,500                479,656
       COMMONWEALTH BANK OF AUSTRALIA                                                       40,000                595,252
       NEWS                                                                                 58,500                611,928
                                                                                                        -----------------
         TOTAL AUSTRALIA - (Cost $2,283,516)                                                                    2,317,824
                                                                                                        -----------------
    HONG KONG - 2.2%
       BANK OF EAST ASIA                                                                   452,000              1,020,028
       CHEUNG KONG (HOLDINGS)                                                               92,000              1,017,438
       CHINA TELECOM (HONG KONG)*                                                           78,000                500,064
       CHINA UNICOM, ADR*                                                                   45,877                940,479
       HUTCHISON WHAMPOA                                                                    77,850                968,259
       SUN HUNG KAI PROPERTIES                                                              80,000                656,494
                                                                                                        -----------------
         TOTAL HONG KONG - (Cost $4,714,802)                                                                    5,102,762
                                                                                                        -----------------
    SINGAPORE - 0.8%
       DBS GROUP HOLDINGS                                                                   65,000                766,099
       OVERSEAS UNION BANK                                                                 205,000                992,143
                                                                                                        -----------------
         TOTAL SINGAPORE - (Cost $1,694,252)                                                                    1,758,242
                                                                                                        -----------------

TOTAL PACIFIC BASIN - (Cost  $8,692,570)                                                                        9,178,828
                                                                                                        -----------------

TOTAL COMMON AND PREFERRED STOCKS - (Cost $201,539,215) +                                                     224,719,713
                                                                                                        -----------------

See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 2000 (Unaudited)

                                                                                        PRINCIPAL
                                                                                          AMOUNT                  VALUE
                                                                                        ---------                 -----
SHORT TERM INVESTMENT - 2.2%
       STATE STREET BANK AND TRUST, 5.500%, 11/01/2000 (C)                            $  5,160,000      $       5,160,000
                                                                                                        -----------------

TOTAL SHORT TERM INVESTMENT - (Cost  $5,160,000)                                                                5,160,000
                                                                                                        -----------------

TOTAL INVESTMENTS - (COST  $206,699,215) - 99.6%                                                              229,879,713
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 0.4%                                                       890,686
                                                                                                        -----------------
NET ASSETS - 100.0%                                                                                     $     230,770,399
                                                                                                        =================



*      Non-income producing security.
# Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume. 144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a) The Indian Opportunities Fund is managed by Martin Currie Bermuda Ltd., an affiliate of Martin Currie Inc. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.
(b) Martin Currie Investment Management Ltd., which is affiliated to Martin Currie Inc., provides investment management services to the Near East Opportunities Fund. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.
(c) The repurchase agreement, dated 10/31/2000, $5,160,000 par due 11/1/2000, is collateralized by United States Treasury Bond, 7.50%, due 11/15/2016 with a market value of $5,267,005.
+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
       Aerospace 1.1%, Air Travel 0.6%, Automobiles 1.2%, Banks 6.5%, Broadcasting 0.6%, Business Services 0.6%, Chemicals 5.8%, Commercial Services 0.6%, Computer Services 1.3%, Computer Software 2.5%, Conglomerates 0.4%, Construction Materials 0.4%, Diversified 5.3%, Drugs & Health Care 6.7%, Electrical Equipment 4.7%, Electronics 4.4%, Financial Services 6.6%, Household Products 1.2%, Industrial Machinery 0.6%, Insurance 6.1%, Investment Companies 0.6%, Leisure 0.5%, Mining 0.2%, Oil & Gas 5.2%, Photography 2.1%, Publishing 4.6%, Real Estate 0.7%, Retail 1.5%, Retail Trade 2.1%, Telecommunications 22.1%, Transportation 0.6%.

ADR    American Depositary Receipts.
GDR    Global Depositary Receipts.

See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                    OCTOBER 31, 2000 (Unaudited)

ASSETS

    Investments in securities, at value (cost $201,539,215) (Note B)                                    $     224,719,713

    Investments in repurchase agreements, at value (Note B)                                                     5,160,000
                                                                                                        -----------------
       Total Investments                                                                                      229,879,713

    Cash                                                                                                              738

    Foreign currency, at value (cost $1,620,035) (Note B)                                                       1,619,474

    Receivable for fund shares sold                                                                             1,498,070

    Receivable for investments sold                                                                             1,001,452

    Receivable for currency sold                                                                                    2,476

    Dividend and interest receivable                                                                              218,835

    Foreign tax reclaims receivable                                                                               199,363
                                                                                                        -----------------
       TOTAL ASSETS                                                                                           234,420,121
                                                                                                        -----------------
LIABILITIES

    Payable for investments purchased                                                                           3,112,575

    Management fee payable (Note C)                                                                               443,296

    Administration fee payable (Note C)                                                                            10,336

    Trustees fees payable (Note C)                                                                                  2,737

    Accrued expenses and other liabilities                                                                         80,778
                                                                                                        -----------------
       TOTAL LIABILITIES                                                                                        3,649,722
                                                                                                        -----------------
TOTAL NET ASSETS                                                                                        $     230,770,399
                                                                                                        =================
COMPOSITION OF NET ASSETS:

    Paid-in-capital                                                                                     $     194,101,672

    Distributions in excess of net investment income                                                              (27,924)

    Accumulated net realized gain on investment and foreign currency transactions                              13,518,669

    Net unrealized appreciation on investments and foreign currency translations                               23,177,982
                                                                                                        -----------------
TOTAL NET ASSETS                                                                                        $     230,770,399
                                                                                                        =================

NET ASSET VALUE PER SHARE                                                                               $           13.68
                                                                                                        =================
($230,770,399 / 16,870,132 shares of beneficial interest outstanding)



See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED OCTOBER 31, 2000 (Unaudited)

INVESTMENT INCOME

    Interest income                                                                                     $         252,637

    Dividend income                                                                                             1,625,760

    Foreign taxes withheld                                                                                       (242,681)
                                                                                                        -----------------
       TOTAL INVESTMENT INCOME                                                                                  1,635,716
                                                                                                        -----------------
EXPENSES

    Management fee (Note C)                                                                                       887,187

    Custodian fee                                                                                                 131,252

    Administration fee (Note C)                                                                                    88,669

    Audit fee                                                                                                      13,316

    Legal fees                                                                                                      8,778

    Transfer agent fee                                                                                              3,840

    Trustees fees (Note C)                                                                                          2,182

    Miscellaneous expenses                                                                                         19,387
                                                                                                        -----------------
       TOTAL EXPENSES                                                                                           1,154,611
                                                                                                        -----------------

NET INVESTMENT INCOME                                                                                             481,105
                                                                                                        -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

    Net realized gain on investments                                                                            6,429,112

    Net realized loss on foreign currency transactions                                                           (404,000)

    Net unrealized depreciation on:

       Investments                                                                                            (34,828,206)

       Foreign currency translations                                                                               (5,608)
                                                                                                        -----------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                                     (28,808,702)
                                                                                                        ------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                                              $     (28,327,597)
                                                                                                        ==================

See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months Ended         Year
                                                                                  October 31, 2000         Ended
                                                                                    (Unaudited)       April 30, 2000
                                                                                  ----------------    --------------
NET ASSETS, beginning of period                                                   $   261,771,264    $   213,865,065
                                                                                  ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

    Net investment income                                                                 481,105          2,097,042

    Net realized gain on investment transactions                                        6,429,112         16,730,859

    Net realized loss on foreign currency transactions                                   (404,000)        (1,192,568)

    Net unrealized appreciation (depreciation) on:

       Investments                                                                    (34,828,206)        26,413,501

       Foreign currency translations                                                       (5,608)              (466)
                                                                                  ----------------   ---------------
    Net decrease in net assets from operations                                        (28,327,597)        44,048,368
                                                                                  ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

    Net investment income                                                                      --        (3,243,286)

    In excess of net investment income                                                         --          (373,313)

    Net realized gains                                                                         --       (15,207,281)
                                                                                  ----------------   ---------------
Total distributions                                                                            --       (18,823,880)
                                                                                  ----------------   ---------------
CAPITAL SHARE TRANSACTIONS:

    Net proceeds from sales of shares                                                   8,093,489         22,944,900

    Reinvestment of dividends and distributions to shareholders                                --         17,214,726

    Cost of shares repurchased                                                        (10,774,765)      (17,779,094)

    Paid-in-capital from subscription and redemption fees                                   8,008            301,179
                                                                                  ----------------   ---------------
    Total increase (decrease) in net assets from capital share transactions            (2,673,268)        22,681,711
                                                                                  ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS                                                 (31,000,865)        47,906,199
                                                                                  ----------------   ---------------
NET ASSETS, end of period (includes distributions in excess of net
    investment income of ($27,924) and ($509,029), respectively)                  $   230,770,399    $   261,771,264
                                                                                  ===============    ===============
OTHER INFORMATION:
Capital Share transactions:

    Shares sold                                                                           538,680          1,446,234

    Shares issued in reinvestment of distributions to shareholders                             --          1,051,602

    Less shares repurchased                                                              (750,394)        (1,268,466)
                                                                                  ---------------    ---------------

    Net share transactions                                                               (211,714)         1,229,370
                                                                                  ================   ===============


See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD

                                      Six Months
                                         Ended             Year            Year            Year           Year            Year
                                   October 31, 2000        Ended           Ended           Ended          Ended           Ended
                                      (Unaudited)     April 30, 2000  April 30, 1999  April 30, 1998  April 30, 1997  April 30, 1996
                                   ----------------   --------------  --------------  --------------  --------------  --------------

PER SHARE OPERATING
PERFORMANCE

Net asset value, beginning of period     $   15.320       $   13.490     $    13.310     $    11.320    $    11.250      $    9.860
                                   ----------------   --------------  --------------  --------------  --------------  --------------

Net investment income                         0.028            0.101           0.192           0.095           0.134          0.314

Net realized and unrealized gain(loss) on
     investment and foreign currency
     transactions                            (1.668)           2.889           0.786           2.462           0.286          1.239
                                   ----------------   --------------  --------------  --------------  --------------  --------------
Total from investment operations             (1.640)           2.990           0.978           2.557           0.420          1.553
                                   ----------------   --------------  --------------  --------------  --------------  --------------
Less distributions:

     Net investment income                    0.000           (0.203)         (0.106)         (0.153)         (0.229)        (0.167)

     In excess of net investment income       0.000           (0.023)          0.000           0.000          (0.127)        (0.023)

     Net realized gains                       0.000           (0.952)         (0.728)         (0.422)          0.000          0.000
                                   ----------------   --------------  --------------  --------------  --------------  --------------

     Total distributions                      0.000           (1.178)         (0.834)         (0.575)         (0.356)        (0.190)
                                   ----------------   --------------  --------------  --------------  --------------  --------------

Paid-in-capital from subscription and

     redemption fees (Note B)                 0.000 *          0.018           0.036           0.008           0.006          0.027
                                   ----------------   --------------  --------------  --------------  --------------  --------------

Net asset value, end of period           $   13.680   $       15.320  $       13.490  $       13.310  $       11.320  $      11.250
                                   ================   ==============  ==============  ==============  ==============  ==============

TOTAL INVESTMENT RETURN (2) (3)             (10.70)%           21.66%          7.92%           23.33%           3.85%         16.17%
------------------------------     ================   ==============  ==============  ==============  ==============  ==============

RATIOS AND SUPPLEMENTAL DATA
----------------------------
Net assets, end of period              $230,770,399     $261,771,264    $213,865,065    $159,362,284    $120,649,807    $108,295,237

Operating expenses, net, to average
        net assets (Note C)                    0.89%(4)         0.92%           0.96%           0.96%           0.98%          1.00%

Operating expenses, gross, to average
        net assets (Note C)                    0.89%(4)         0.92%            0.96%          0.96%           0.98%          1.05%

Net investment income to average net assets    0.37%(4)         0.89%            0.85%          1.08%           0.90%          1.46%

Portfolio turnover rate (3)                      34%              71%              82%            63%             49%            37%

Per share amount of fees waived (Note C)  $   0.000       $    0.000      $     0.000     $    0.000  $        0.000     $    0.012

------------------------------------------------------------------------------------------------------------------------------------


 *    Amount rounds to less than $0.001.
(2) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
(3)   Periods less than one year are not annualized.
(4)   Annualized.

See notes to financial statements.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers five funds which have differing investment objectives and policies: Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Asia Pacific ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT Opportunistic EAFE Fund (the "Fund") commenced investment operations on July 1, 1994. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                           NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. There were no open forward foreign currency contracts at October 31, 2000.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 0.75% of the amount invested and a redemption fee on cash redemptions of 0.75% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the six months ended October 31, 2000, $8,008 was collected in purchase premiums and $0 was collected in redemption fees. Effective June 28, 2000, the Fund eliminated all such fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

                                                    MCBT OPPORTUNISTIC EAFE FUND

--------------------------------------------------------------------------------
                           NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

INCOME TAXES (CONTINUED) - The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.70% of the Fund's average net assets.

The Investment Manager has voluntarily undertaken to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 1.00% of the Fund's average net assets on an annualized basis. For the six months ended October 31, 2000, it was not necessary for the Investment Manager to waive any of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 2000 were $85,882,923 and $82,143,943, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 2000 were as follows:

                    IDENTIFIED                    GROSS UNREALIZED                    NET UNREALIZED
                       COST              APPRECIATION          (DEPRECIATION)           APPRECIATION
                  ---------------        ------------          --------------         ---------------
                    $206,699,215          $35,403,063           ($12,222,565)           $23,180,498



NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 2000 there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 20% of the Fund.

NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

                       MARTIN CURRIE BUSINESS TRUST

                           ---------------------


                           TRUSTEES AND OFFICERS

              Timothy J.D. Hall, TRUSTEE AND PRESIDENT *
                       Simon D. Eccles, TRUSTEE
                    Patrick R. Wilmerding, TRUSTEE
            Colin Winchester, VICE PRESIDENT AND TREASURER
                    J. Grant Wilson, VICE PRESIDENT
                     Julian M.C. Livingston, CLERK

                           * INTERESTED TRUSTEE

                           ---------------------


                            INVESTMENT MANAGER

                            Martin Currie, Inc.
                               Saltire Court
                             20 Castle Terrace
                             Edinburgh EH1 2ES
                                 Scotland
                            011-44-131-229-5252

                             Regulated by IMRO

                Registered Investment Adviser with the SEC

                             --------------------


The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.